UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment[ ];       Amendment Number:
This Amendment (Check only one.): [ ] is a restatement
                                  [ ] adds new holdings entries.

Institutional Investment Manager filing this Report:

Name:    Pivot Point Capital Partners, LLC
Address: One Sansome Street, Suite 2900
         San Francisco, CA  94104


13F File Number: 28-12335

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Anthony P. Brenner
Title: Managing Member
Phone: 415-343-7070

Signature, Place, and Date of Signiture

/s/ Anthony P. Brenner   San Francisco, CA     May 15, 2012
----------------------   -----------------     -----------------
[Signature]              [City, State]         [Date]

Report Type (Check only one.):
[x]    13F Holdings Report
[ ]    13F Notice
[ ]    13F Combination Report

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:           8

Form 13 F Information Table Value Total (x$1000): $184,115

List of Other Included Managers: None



FORM 13F INFORMATION TABLE

                                   TITLE OF               VALUE    SHRS OR      SH/  PUT/  INVEST  OTHER    VOTING AUTHORITY
NAME OF ISSUER                     CLASS    CUSIP        (x$1000)  PRN AMT      PRN  CALL  DISCR   MNGRS  SOLE    SHARED  NONE

BEACON ROOFING SUPPLY INC          COM      073685109     32,718    1,270,100   SH         SOLE          1,270,100
COMSCORE INC                       COM      20564W105     23,105    1,080,192   SH         SOLE          1,080,192
EXAMWORKS GROUP INC                COM      30066A105     20,440    1,645,727   SH         SOLE          1,645,727
FORWARD AIR CORP                   COM      349853101     27,663      754,387   SH         SOLE            754,387
K12 INC                            COM      48273U102     18,475      781,866   SH         SOLE            781,866
LPL INVT HLDGS INC                 COM      50213H100      7,034      185,400   SH         SOLE            185,400
TRANSDIGM GROUP INC                COM      893641100     27,180      234,800   SH         SOLE            234,800
WATTS WATER TECHNOLOGIES INC       CL A     942749102     27,499      674,823   SH         SOLE            674,823
